Net Income Per Unit from continuing operations (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Numerators
Partnership's net income from continuing operations	$ 15,265	$ 7,164
Less:
Preferred unit holders' interest in Partnership's net income from continuing operations	8,996	5,550
General Partner's interest in Partnership's net income from continuing operations	118	30
Partnership's net income from continuing operations allocable to unvested units	0	7
Common unit holders' interest in Partnership's net income from continuing operations	$ 6,151	$ 1,577
Denominators
Weighted average number of common units outstanding, basic and diluted	18,178,100	18,100,241
Net income from continuing operations per common unit:
Basic and diluted	$ 0.34	$ 0.09